Common Stock - Securities Purchase Agreement and Pre-Funded Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 19, 2025	Nov. 14, 2025	Nov. 12, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common Stock
Common stock, par value per share				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net proceeds from at-the-market sales					$ 1,234
Private Placement
Common Stock
Stock issued			708,428
Common stock, par value per share			$ 0.001
purchase price, per share			$ 8.52
Net proceeds from at-the-market sales		$ 20,300				$ 22,276
Maximum | Wainwright ATM Agreement
Common Stock
Net proceeds from at-the-market sales	$ 14,500
Pre-Funded Warrants
Common Stock
Stock issued					99,446
Net proceeds from at-the-market sales					$ 1,200
Exercise of pre-funded warrants (in shares)				456,855	456,855	117,371
Remaining outstanding balance of pre-funded warrants				1,240,823	1,240,823	1,697,678
Pre-Funded Warrants | Private Placement
Common Stock
Number of warrants purchase			1,815,049
Purchase price for warrant			$ 8.519
Exercise price of warrants			$ 0.001